Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2024
Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra is Portfolio Manager of Fidelity® Growth Strategies Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mehra has worked as a research analyst and portfolio manager.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%B
Total annual operating expenses	0.70%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.67%. One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Growth Strategies Fund	Russell Midcap® Growth Index

For the purposes of calculating the performance adjustment for Fidelity® Growth Strategies Fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.
To the extent that other classes of Fidelity® Growth Strategies Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

FEG-PSTK-0524-128 1.708161.128	May 22, 2024

Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2024
Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra is Portfolio Manager of Fidelity® Growth Strategies Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mehra has worked as a research analyst and portfolio manager.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%B
Total annual operating expenses	0.61%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.56%. One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Growth Strategies Fund	Russell Midcap® Growth Index

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Growth Strategies Fund, a class of shares of the fund that is not offered through this prospectus.
To the extent that other classes of Fidelity® Growth Strategies Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

FEG-K-PSTK-0524-112 1.885715.112	May 22, 2024